Current Taxes and Deferred Taxes	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [Abstract]
Current Taxes and Deferred Taxes
17.	Current Taxes and Deferred Taxes:

(a)	Current Tax:

The Bank and its subsidiaries at the end of each year, have constituted a First Category Income Tax Provision, which was determined based on current tax regulations, and has been reflected in the statement of financial position net of taxes to be recovered or payable, as applicable, as of December 31, 2019 and 2020, according to the following detail:

	2019	2020
	MCh$	MCh$
Income taxes	222,266	153,084
Less:
Monthly prepaid taxes (PPM)	(143,200)	(172,683)
Credit for training expenses	(1,900)	(1,900)
Other	(1,234)	(1,139)
Total tax (receivable) payable, net	75,932	(22,638)

	2019	2020
	MCh$	MCh$
Current tax assets	357	22,949
Current tax liabilities	(76,289)	(311)
Total tax receivable (payable), net	(75,932)	22,638

(b)	Income Tax:

The Bank’s tax expense recorded for the years ended December 31, 2018, 2019 and 2020 is detailed as follows:

	2018	2019	2020
	MCh$	MCh$	MCh$
Income tax expense:
Current year taxes	143,136	232,404	161,869
Tax from previous period	2,574	(331)	813
Subtotal	145,710	232,073	162,682
(Credit) charge for deferred taxes:
Origin and reversal of temporary differences	11,435	(58,733)	(58,895)
Effect of changes in tax rate	—	—	—
Subtotal	11,435	(58,733)	(58,895)
Other	2,623	321	(564)
Net charge to income for income taxes	159,768	173,661	103,223

Tax Rate	27.00%	27.00%	27.00%

(c)	Reconciliation of effective tax rate:

The following table reconciles the income tax rate to the effective rate applied to determine the Bank’s income tax expense as of December 31, 2018, 2019 and 2020:

	2018		2019		2020
	Tax rate %	MCh$	Tax rate %	MCh$	Tax rate %	MCh$
Income tax calculated on net income before tax	27.00	206,116	27.00	209,901	27.00	136,310
Subordinated Debt Payment (*)	(3.21)	(24,515)	—	—	—	—
Additions or deductions (**)	(4.18)	(31,894)	(5.10)	(39,612)	(7.76)	(39,195)
Effect of changes in tax rate	—	—	—	—	—	—
Other	1.32	10,061	0.43	3,372	1.21	6,108
Effective rate and income tax expense	20.93	159,768	22.34	173,661	20.45	103,223

(*)	The tax expense related to the subordinated debt held by SAOS S.A, ended during the fiscal year 2019, as a result of the generation of sufficient resources to pay off the total debt.

(**)	The deductions of the tax rate for 2018, 2019 and 2020 mainly relate to permanent differences between tax and financial accounting rules.

(d)	Effect of deferred taxes on income and equity:

The effects of deferred taxes on assets, liabilities and income accounts are detailed as follows:

	Balance as of January 1,	Effect		Balance as of December 31,	Effect		Balance as of December 31,
	2019	Income	Equity	2019	Income	Equity	2020
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debit differences:
Allowances for loan losses	141,875	9,606	—	151,481	65,880	—	217,361
Personnel provisions	13,277	3,720	—	16,997	(481)	—	16,516
Staff vacations	7,241	203	—	7,444	1,720	—	9,164
Accrued interest and indexation adjustments from past due loans	3,232	442	—	3,674	896	—	4,570
Staff severance indemnities provision	1,484	(59)	66	1,491	(95)	25	1,421
Provisions of credit card expenses	9,813	(1,592)	—	8,221	(262)	—	7,959
Provisions of accrued expenses	6,908	3,656	—	10,564	3,519	—	14,083
Derivative instruments adjustments	1,356	114	—	1,470	(109)	—	1,361
Adjustment for valuation and impairment of financial assets at fair value through OCI	946	—	(946)	—	—	—	—
Leasing	33,218	8,574	—	41,792	(12,957)	—	28,835
Other adjustments	1,014	35,510	(1)	36,523	965	—	37,488
Total debit differences	220,364	60,174	(881)	279,657	59,076	25	338,758
Credit differences:
Depreciation of property and equipment and investment properties	14,990	534	—	15,524	1,732	—	17,256
Adjustment for valuation and impairment of financial assets at fair value through OCI	—	(937)	3,382	2,445	1,256	(2,304)	1,397
Transitory assets	5,514	2,815	—	8,329	(1,796)	—	6,533
Derivative instruments adjustments	—	—	—	—	—	—	—
Accrued interest to effective rate	1,564	(183)	—	1,381	1,393	—	2,774
Advance payment of lump-sum under union contracts	6,699	(3,365)	—	3,334	(1,100)	—	2,234
Intangible assets amortization	5,503	—	—	5,503	—	—	5,503
Other adjustments	9,271	2,577	—	11,848	(1,304)	—	10,544
Total credit differences	43,541	1,441	3,382	48,364	181	(2,304)	46,241
Total Assets (Liabilities), net	176,823	58,733	(4,263)	231,293	58,895	2,329	292,517